UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/12

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:     Princeton Capital Management, Inc.
Address:  47 Hulfish Street, Suite 500
          Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann W. Elmes
Title:    Chief Compliance Officer
Phone:    (609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      10/17/12
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:	$  100499
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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PRINCETON CAPITAL MANAGEMENT
FORM 13F
Discretionary Accts
                              30-Sep-12

                                                                                                     Voting Authority
                                       Title                                                         --------------------------
                                       of                 Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                         Class  CUSIP       (x$1000)  Prn Amt  Prn Call Dscretn  Mgrs  Sole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- -------  -------------- -------- --------

3M Company                             COM    88579y101          342     3700SH       Sole                                  3700
ATT - New                              COM    00206r102         3810   101073SH       Sole               37050             64023
AXT, Inc.                              COM    00246w103         2216   655750SH       Sole                3100            652650
Abbott Laboratories                    COM    002824100         1462    21330SH       Sole               17295              4035
Amazon.com                             COM    023135106         1323     5204SH       Sole                  85              5119
American Tower REIT                    COM    03027x100         2608    36535SH       Sole               21845             14690
Apple Inc.                             COM    037833100         1851     2774SH       Sole                1985               789
Astro-Med                              COM    04638f108          355    40800SH       Sole                 700             40100
BTG plc                                COM    g1660v103          365    72215SH       Sole                                 72215
Bayer, ADR                             COM    072730302         1896    22050SH       Sole               16110              5940
BioLase Technology                     COM    090911108          980   576702SH       Sole               80569            496133
Boeing                                 COM    097023105         2956    42469SH       Sole               20604             21865
Bristol-Myers Squibb                   COM       110122108      1765    52285SH       Sole               31840             20445
Bunge Limited                          COM    G16962105         1939    28918SH       Sole               16245             12673
CACI International, Inc.               COM       127190304      1131    21835SH       Sole                4245             17590
Canadian Pacific Railway               COM    13645T100         2345    28295SH       Sole               15280             13015
Caterpillar                            COM       149123101      1267    14720SH       Sole                9495              5225
Cavium Inc                             COM    14964u108         1398    41970SH       Sole                                 41970
Cisco Systems                          COM    17275R102         1617    84690SH       Sole               65125             19565
Computer Sciences                      COM       205363104      2802    86990SH       Sole               50070             36920
Corning Inc                            COM       219350105      1420   107975SH       Sole               65695             42280
Cree                                   COM       225447101      2038    79918SH       Sole               31128             48790
Crown Castle International             COM       228227104      1585    24725SH       Sole               21870              2855
Curon Medical PIPE (Rev Spl)           COM       231292913         0    23076SH       Sole                                 23076
Cytori Therapeutics                    COM    23283k105         1044   236740SH       Sole               55045            181695
Daktronics                             COM       234264109       276    29050SH       Sole                                 29050
Deere & Company                        COM       244199105      1852    22455SH       Sole               12090             10365
Dyadic International                   COM    26745T101           65    37200SH       Sole                                 37200
Eastman Kodak                          COM       277461109        54   291766SH       Sole                                291766
Entegris Inc                           COM    29362u104          504    62000SH       Sole                                 62000
Exelixis                               COM    30161Q104           48    10000SH       Sole                                 10000
Exxon Mobil                            COM    30231G102          622     6800SH       Sole                                  6800
FEI Company                            COM    30241L109         2104    39335SH       Sole                                 39335
FMC Corp                               COM       302491303      3026    54649SH       Sole               33283             21366
Finisar Corp                           COM    31787A507          173    12050SH       Sole                                 12050
General Electric                       COM       369604103      4526   199316SH       Sole              105526             93790
Google                                 COM    38259p508         3214     4260SH       Sole                2712              1548
Hansen Medical                         COM       411307101      1644   847330SH       Sole               65245            782085
Harris & Harris Group                  COM       413833104       167    44000SH       Sole                                 44000
Honeywell Intl                         COM       438516106       317     5300SH       Sole                                  5300
IPG Photonics                          COM    44980X109          922    16090SH       Sole                2275             13815
ISIS Pharmaceuticals                   COM       464330109       739    52550SH       Sole                                 52550
Intel                                  COM       458140100      1203    53100SH       Sole               49810              3290
JDS Uniphase                           COM    46612J507         1288   104020SH       Sole               18370             85650
John Wiley Cl A                        COM       968223206       924    20119SH       Sole               19064              1055
MAKO Surgical                          COM       560879108       489    28100SH       Sole                                 28100
Microsoft                              COM       594918104      2247    75513SH       Sole               41563             33950
Microvision                            COM       594960304       180    77590SH       Sole                 138             77453
Morphosys                              COM    D55040105         1924    62050SH       Sole                6050             56000
Nektar Therapeutics                    COM       640268108      1029    96350SH       Sole                                 96350
Newport Corporation                    COM       651824104       148    13375SH       Sole                                 13375
Nextera Energy                         COM    65339f101          204     2900SH       Sole                                  2900
Novozymes, ADR                         COM       670108109       281    10175SH       Sole                9215               960
NuVasive                               COM       670704105       279    12175SH       Sole                                 12175
OCZ Technology Group                   COM    67086e303          562   161900SH       Sole                                161900
Osiris                                 COM    68827r108          266    24100SH       Sole                                 24100
Pepco Holdings                         COM       713291102       651    34425SH       Sole                                 34425
Philips NV, ADR                        COM       500472303       439    18742SH       Sole                                 18742
Qualcomm                               COM       747525103      1613    25820SH       Sole               18225              7595
RF Micro Devices                       COM       749941100       504   127725SH       Sole                                127725
Rockwood Holdings                      COM       774415103       450     9650SH       Sole                3075              6575
SCANA                                  COM    80589M102          460     9525SH       Sole                                  9525
STEC, Inc.                             COM       784774101       494    73255SH       Sole               20365             52890
Silicon Image                          COM    82705t102          676   147975SH       Sole                                147975
Solazyme, Inc                          COM    83415T101          732    63700SH       Sole                                 63700
Susquehanna Bancshares                 COM       869099101       366    35000SH       Sole                                 35000
TriQuint Semiconductor                 COM    89674k103          637   126400SH       Sole                                126400
Union Pacific                          COM       907818108      2924    24630SH       Sole               12110             12520
United Parcel Service                  COM       911312106      2148    30008SH       Sole               16228             13780
Universal Display                      COM    91347P105         3895   113465SH       Sole                8190            105275
Universal Electronics                  COM       913483103      1052    59868SH       Sole               48168             11700
Verizon Communications                 COM    92343v104         4678   102654SH       Sole               48988             53666
Vertex                                 COM    92532F100         1936    34640SH       Sole                2840             31800
Vical                                  COM       925602104       503   116100SH       Sole                                116100
Vodafone Group, ADR                    COM    92857W209         2743    96235SH       Sole               46220             50015
duPont                                 COM       263534109      1803    35857SH       Sole               21020             14837
Microvision Warrants - exp 11/                   594960171         3   297700SH       Sole                                297700
REPORT SUMMARY                            77 DATA RECORDS    100499            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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